Income Taxes - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended															9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013 Subsequent event [Member] Entity	Dec. 31, 2012 Russia [Member]	Dec. 31, 2011 Russia [Member]	Dec. 31, 2010 Russia [Member]	Dec. 31, 2012 Switzerland [Member]	Dec. 31, 2011 Switzerland [Member]	Dec. 31, 2010 Switzerland [Member]	Dec. 31, 2012 Romania [Member]	Dec. 31, 2011 Romania [Member]	Dec. 31, 2010 Romania [Member]	Dec. 31, 2012 Lithuania [Member]	Dec. 31, 2011 Lithuania [Member]	Dec. 31, 2010 Lithuania [Member]	Dec. 31, 2012 Kazakhstan [Member]	Dec. 31, 2011 Kazakhstan [Member]	Dec. 31, 2010 Kazakhstan [Member]	Dec. 31, 2011 Ukraine [Member]	Dec. 31, 2012 Ukraine [Member]	Dec. 31, 2010 Ukraine [Member]	Dec. 31, 2012 USA [Member]	Dec. 31, 2011 USA [Member]	Dec. 31, 2010 USA [Member]	Dec. 31, 2009 USA [Member]	Dec. 31, 2012 Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]	Dec. 31, 2011 Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]	Dec. 31, 2012 Undistributed Domestic Earnings [Member]	Dec. 31, 2011 Undistributed Domestic Earnings [Member]
Income Taxes [Line Items]
Consolidated subsidiaries for tax purpose			16
Percentage of income tax rate				20.00%	20.00%	20.00%	10.80%	10.80%	10.80%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	20.00%	20.00%	20.00%
Percentage of the statutory income tax rate																			23.00%	21.00%	25.00%		40.50%	40.50%	40.50%
Percentage of the statutory income tax rate, next year																				19.00%		40.00%
Percentage of the statutory income tax rate, year two																				16.00%
Income tax recognized as an increase (in 2012) and a decrease (in 2011)	$ 7,976	$ 4,135
Deferred tax liability unrecognized																										3,667	27,849	74,410	92,719
Tax losses carry forward period	10 years
Deferred tax assets on net operating loss carry forwards for statutory income tax	730,560	463,268
Deferred tax asset valuation allowance	542,970	347,529
Unrecognized income tax benefit	20,202	2,190
Unrecognized income tax benefit, interest and penalties	3,499	438
Interest and penalties of recognized income tax rate	$ 3,061	$ 189
Description of probability tax rate	Less than 10%